CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 8,725	$ 15,778
Accounts receivable, net of allowances of $336 and $53 at December 31, 2022 and December 31, 2021, respectively	22,435	17,885
Prepaid expenses	7,622	2,330
Deferred charges	3,652	4,611
Other current assets	750	3,308
Total current assets	43,184	43,912
Restricted cash	1,392	1,392
Property and equipment, net	2,021	2,374
Capitalized software development costs, net	7,385	3,637
Intangible assets, net	104,544	139,708
Right of use assets	4,535	0
Goodwill	275,703	258,619
Other assets	64	84
Total assets	438,828	449,726
Current liabilities
Accounts payable	5,435	2,437
Accrued expenses and other current liabilities	15,681	3,539
Current maturities of long-term debt, net	22,152	3,840
Deferred revenue	18,586	20,077
Total current liabilities	61,854	29,893
Long-term debt, net	338,476	133,279
Warrant liability	17,933	0
Lease liability	3,658	0
Deferred income taxes	12,528	20,912
Other non-current liabilities	327	2,405
Total liabilities	434,776	186,489
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, par value $0.0001; 100,000,000 shares and unlimited shares authorized; none issued and outstanding at December 31, 2022 and December 31, 2021, respectively	0	0
Common stock, par value $0.0001; 1,000,000,000 shares and unlimited shares authorized; 173,524,360 and 155,541,074 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	17	16
Additional paid-in capital	9,078	269,116
Accumulated deficit	(5,043)	(5,895)
Total stockholders' equity	4,052	263,237
Total liabilities and stockholders' equity	$ 438,828	$ 449,726